Income Taxes (Income tax reconciliation) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Tax At Statutory Income Tax Rate									$ 903,960	$ 1,744,725		$ 1,260,263
State Tax And Other									(212,308)	(379,689)		10,480
Write-down Of State Deferred Tax Asset									0	0		625,000
Valuation Allowance									12,107	(24,652)		15,538
Total Income Tax Expense	$ 480,000	$ 361,000	$ 293,000	$ 206,000	$ 172,000	$ 245,000	$ 287,000	$ 1,134,389	$ 703,759	$ 1,340,384	$ 951,084	$ 1,911,281